Details of Matters Relating to Repurchase (Detail) - JPY (¥) ¥ in Millions	Jun. 16, 2015	May. 08, 2015	Mar. 26, 2014
Maximum
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, number of shares authorized at a meeting of the Board of Directors			60,000,000
Total purchase price for repurchase of shares			¥ 360,000
Subsequent Event
Equity, Class of Treasury Stock [Line Items]
Kind of stock to be repurchased	Common stock of TMC	Common stock of TMC
Method of acquisition	Purchase in the market	Purchase in the market
Period of repurchase	From July 27, 2015 to March 31, 2016	After the issuance of the First Series Model AA Class Shares, until March 31, 2016
Subsequent Event | Maximum
Equity, Class of Treasury Stock [Line Items]
Stock repurchase, number of shares authorized at a meeting of the Board of Directors	50,000,000	40,000,000
Total purchase price for repurchase of shares	¥ 600,000	¥ 300,000